Stock Appreciation Rights - Additional Information (Detail) shares in Thousands, ¥ in Millions			12 Months Ended
	Aug. 21, 2006 $ / shares shares	Jan. 05, 2006 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Disclosure of defined benefit plans [line items]
Number of stock appreciation rights awarded | shares	53,220	4,050
Exercise price of awards | $ / shares	$ 6.83	$ 5.33
Stock appreciation right exercise period			5 years
Stock appreciation right, shares outstanding | shares			55,010	55,010
Stock appreciation right, shares exercisable | shares			55,010	55,010
Stock appreciation right, intrinsic value			¥ 480	¥ 735
Gain (loss) on net fair value through profit or loss			255	(258)	¥ 343
Salary and staff welfare payable included under other liabilities for the units not exercised			480	735
Salary and staff welfare payable included under other liabilities for the units exercised but not paid			13	13
unrecognised compensation cost for stock appreciation rights			¥ 0	¥ 0
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Stock appreciation rights, expected volatility			35.00%
Stock appreciation rights, risk free interest rate			0.03%
Top of range [member]
Disclosure of defined benefit plans [line items]
Stock appreciation rights, expected volatility			40.00%
Stock appreciation rights, expected dividend yield			6.00%
Stock appreciation rights, risk free interest rate			0.51%